Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	The Beauty Health Company
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001818093
Amendment Description	On July 19, 2021, The Beauty Health Company (the “Company,” “Beauty Health,” “we,” or “us”) filed a Registration Statement on Form S-1 (File No. 333-257995) which was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 26, 2021 (the “Existing Registration Statement”). The Existing Registration Statement registered (i) the resale of an aggregate of 89,501,743 shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) and (ii) the resale of 9,333,333 warrants to purchase Class A Common Stock at an exercise price of $11.50 per share (the “Private Placement Warrants”) by certain securityholders named in the Existing Registration Statement (each a “Selling Stockholder” and, collectively, the “Selling Stockholders”). The Existing Registration Statement also relates to the issuance of up to 24,666,666 shares of Class A Common Stock upon the exercise of certain outstanding public warrants (the “public warrants”) and Private Placement Warrants (collectively, the “warrants”). On March 1, 2022, the Company filed Post-Effective Amendment No. 1 to the Existing Registration Statement (“POS AM No.1”) as an exhibit-only filing solely to file a consent of Deloitte & Touche LLP with respect to its report dated March 1, 2022 relating to the financial statements of the Company contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, filed with POS AM No. 1 as Exhibit 23.1 therein (the “Consent”). As such, POS AM No. 1 consisted only of the facing page, the explanatory note therein, Item 16 of Part II of the Existing Registration Statement, the signature pages to the Existing Registration Statement, and the Consent. The prospectus and the balance of Part II of the Existing Registration Statement were unchanged by POS AM No.1. This Post-Effective Amendment No. 2 to Form S-1 to the Existing Registration Statement (“POS AM No. 2”) is being filed (i) to update the prospectus relating to the offering and sale of (a) the shares of outstanding Class A Common Stock covered by the Existing Registration Statement, (b) the remaining shares of Class A Common Stock available for issuance under the Existing Registration Statement (including upon exercise of the Private Placement Warrants), and (c) the Private Placement Warrants, and (ii) to remove references to the registration of the public warrants to reflect the redemption or exercise of such public warrants on or before November 3, 2021 (the “Redemption Date”). This POS AM No. 2 amends and restates the information contained in the Existing Registration Statement (and all amendments thereto) under the headings contained herein. All filing fees payable in connection with the registration of the shares of Class A Common Stock, Private Placement Warrants, and the shares of Class A Common Stock underlying such warrants covered by this Registration Statement were paid by the Company at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.